Other Receivables and Prepayments - Schedule of Other Receivables and Prepayments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables and Prepayments [Abstract]
Prepaid research and development expenses			$ 185,633
Prepaid insurance	$ 46,922	17,794	33,815
Prepaid service fee	55,052	50,538	46,303
Rental deposits		4,206	102,109
Prepaid rental expenses			15,683
Other receivables	8,754	4,545	22,275
Other deposits		8,233	16,253
Total	$ 207,294	$ 85,316	$ 422,071